Risks Arising from Financial Instruments - Summary of Carrying Amount of Fixed Rate Interest-Bearing Financial Liabilities and Fair Value (Detail) - Fixed interest rate [member] - USD ($)
$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interest bearing financial instruments [line items]
Carrying amount	$ (94,604)	$ (96,601)
Fair value	(118,536)	(113,983)
Australian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(846)	(1,647)
Fair value	(964)	(1,748)
Brazilian Real [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(578)	(544)
Fair value	(578)	(542)
Canadian Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(613)	(2,055)
Fair value	(633)	(2,046)
Euro [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(26,093)	(25,346)
Fair value	(29,809)	(30,365)
Pound Sterling [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(3,655)	(4,373)
Fair value	(4,301)	(4,816)
US Dollar [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(62,340)	(62,205)
Fair value	(81,771)	(74,035)
Other currency [member]
Disclosure of interest bearing financial instruments [line items]
Carrying amount	(479)	(431)
Fair value	$ (480)	$ (431)